Business Acquisition (Tables)	6 Months Ended
Jun. 30, 2017
MotherLode Craft Distillery, LLC [Member]
Schedule of Business Acquisition Assets and Labilities

The following allocation of the purchase price is as follows:

Consideration given:
86,667 shares of common stock valued at $4.35 per share	$377,000
Assets and liabilities acquired:
Cash	7,062
Inventory	103,488
Property and equipment	46,250
Intangible assets - customer list and license	376,431
Goodwill	28,182
Accounts payable	(5,180)
Customer deposits	(179,233)
$377,000

Big Bottom Distilling, LLC [Member]
Schedule of Business Acquisition Assets and Labilities

The following allocation of the purchase price is as follows:

Consideration given:
28,096 shares of common stock valued at $4.80 per share for 90%	$134,858
Noncontrolling interests	14,984
Total value of acquisition	$149,842

Assets and liabilities acquired:
Cash (overdraft)	$(2,521)
Accounts receivable	6,224
Inventory	129,922
Property and equipment	22,717
Intangible assets - license	25,000
Goodwill	193,374
Accrued liabilities	(52,841)
Notes payable	(172,033)
Total	$149,842